IPS Strategic Capital Absolute Return Fund
		Schedule of Investments
		May 31, 2024 (Unaudited)
Shares/Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity Funds
1	SPDR S&P 500 ETF Trust			$ 527	0.00%

Fixed Income
305,000	Invesco BulletShares 2024 Corporate Bond ETF			6,417,200

Total for Exchange Traded Funds (Cost $6,391,393)				6,417,727	12.56%

U.S. TREASURY BILLS
$ 2,800,000	5.23%, due 10/03/2024 ** *** +			2,750,705
2,078,000	5.28%, due 11/29/2024 ** *** +			2,024,720
2,070,000	5.21%, due 12/26/2024 ** *** +			2,010,011
1,540,000	5.10%, due 01/23/2025 ** *** +			1,490,651
Total for Government Securities (Cost $8,283,707)				8,276,087	16.20%

MONEY MARKET FUNDS
1,584,707	Federated Hermes Government Obligations Fund - Institutional
	Class 5.19% ****			1,584,707	3.10%
Total for Money Market Funds (Cost $1,584,707)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
CBOE S&P 500 Index *
June 4, 2024 Calls @ $5,230		13	$ 6,799,000	74,685
June 14, 2024 Calls @ $5,230		35	18,305,000	307,300
June 21, 2024 Calls @ $4,000		43	17,200,000	5,562,910
July 19, 2024 Calls @ $4,400		8	3,520,000	731,920
August 16, 2024 Calls @ $4,550		9	4,095,000	708,435
September 20, 2024 Calls @ $4,000		53	21,200,000	7,121,345
September 20, 2024 Calls @ $4,500		8	3,600,000	688,480
November 15, 2024 Calls @ $4,000		60	24,000,000	8,265,900
December 20, 2024 Calls @ $4,000		64	25,600,000	8,933,120
December 20, 2024 Calls @ $5,250		11	5,775,000	339,570
January 17, 2025 Calls @ $4,000		68	27,200,000	9,617,580
February 21, 2025 Calls @ $4,000		16	6,400,000	2,291,680

Total for Call Options Purchased (Premiums Paid - $29,318,264)			163,694,000	44,642,925

Put Options Purchased
CBOE S&P 500 Index *
June 21, 2024 Puts @ $5,000		43	21,500,000	23,005
July 19, 2024 Puts @ $5,330		12	6,396,000	105,360
September 20, 2024 Puts @ $5,000		53	26,500,000	250,690
November 15, 2024 Puts @ $5,000		60	30,000,000	445,800
December 20, 2024 Puts @ $5,000		64	32,000,000	565,120
January 17, 2025 Puts @ $5,000		68	34,000,000	658,580
February 21, 2025 Puts @ $5,000		16	8,000,000	175,200

Total for Put Options Purchased (Premiums Paid - $10,608,210)			158,396,000	2,223,755

Total Options Purchased (Premiums Paid - $39,926,474)			$ 322,090,000	46,866,680	91.72%

Total Investment Securities (Cost - $56,186,281)				63,145,201	123.58%

	Liabilities in Excess of Other Assets			(12,047,255)	-23.58%

	Net Assets			$ 51,097,946	100.00%

IPS Strategic Capital Absolute Return Fund
		Schedule of Options Written
		May 31, 2024 (Unaudited)
CALL/PUT OPTIONS WRITTEN			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
June 21, 2024 Calls @ $5,000		43	$ 21,500,000	$ 1,297,740
September 20, 2024 Calls @ $5,000		53	26,500,000	2,124,505
November 14, 2024 Calls @ $5,000		60	30,000,000	2,776,800
December 20, 2024 Calls @ $5,000		64	32,000,000	3,172,160
January 17, 2025 Calls @ $5,000		68	34,000,000	3,560,480
February 21, 2025 Calls @ $5,000		16	8,000,000	887,200

Total for Call Options Written (Premiums Received - $6,426,530)			152,000,000	13,818,885

Put Options Written
CBOE S&P 500 Index *
June 21, 2024 Puts @ $4,000		43	17,200,000	2,258
June 21, 2024 Puts @ $4,995		67	33,466,500	34,840
July 19, 2024 Puts @ $4,900		15	7,350,000	18,225
July 19, 2024 Puts @ $5,085		24	12,204,000	63,360
August 16, 2024 Puts @ $4,825		14	6,755,000	25,900
September 20, 2024 Puts @ $4,000		53	21,200,000	40,280
September 20, 2024 Puts @ $4,700		11	5,170,000	25,410
November 15, 2024 Puts @ $4,000		60	24,000,000	87,600
December 20, 2024 Puts @ $4,000		64	25,600,000	121,280
December 20, 2024 Puts @ $4,150		11	4,565,000	24,970
January 17, 2025 Puts @ $4,000		68	27,200,000	150,280
February 21, 2025 Puts @ $4,000		16	6,400,000	42,640

Total for Put Options Written (Premiums Received - $2,930,220)			191,110,500	637,043

Total Options (Premiums Received - $9,356,750)			$ 343,110,500	$ 14,455,928

* Non-Income Producing Securities.
** Zero coupon bond. Coupon rate disclosed represents yield at May 31, 2024.
*** Level 2 Security.
**** The rate shown represents the 7-day yield at May 31, 2024.
+ Portion or all of the security is pledged as collateral for options written. Additionally, $2,482,152 was held at the broker as collateral for options transactions.